UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2001

Check here if Amendment[   ]; Amendment Number:_____
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holding
                                         entries.

Institutional Investment Manager Filing this Report:

Name:     Provident Trust Company
Address:  N27 W23957 Paul Road
          Pewaukee, Wisconsin  53072

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          James Scott Harkness
Title:         President
Phone:         (262) 523-7560
Signature, Place, and Date of Signing:

 /s/James S. Harkness     Pewaukee, Wisconsin    January 29, 2002
-----------------------  ----------------------  ----------------
     (Signature)              (City/State)             (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        128

Form 13F Information Table Value Total:   $305,507 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

PROVIDENT TRUST COMPANY
SEC # 801-58213
December 31, 2001

                                                                                         Voting Authority
                                           Type            Market
                                            of             Value              Invst Otr
Security                                   Class  Cusip   (x1,000)    Shares Dscrtn Mgr      Sole Shrd None
ABBOTT LABS                                 Com 002824100      438     7,862  Sole          7,862
AFFILIATED COMPUTER SERVICES INC. CL A      Com 008190100       24       227  Sole            227
AFLAC INC.                                  Com 001055102      177     7,200  Sole          7,200
ALLSTATE CORP.                              Com 20002101        22       640  Sole            640
AMAZON COM INC.                             Com 023135106        0        15  Sole             15
AMERICAN ELEC PWR INC.                      Com 025537101       21       480  Sole            480
AMERICAN HOME PRODS CP                      Com 026609107      123     2,000  Sole          2,000
AMERICAN INTL GROUP                         Com 026874107    1,537    19,353  Sole         19,353
AOL TIME WARNER INC.                        Com 00184A105       43     1,332  Sole          1,332
AON CORP.                                   Com 037389103      107     3,000  Sole          3,000
APACHE CORP.                                Com 037411105        5       110  Sole            110
ATLAS MINERALS INC.                         Com 049267305        0        82  Sole             82
AVON PRODUCTS INC.                          Com 054303102       19       410  Sole            410
BANK ONE CORP.                              Com 06423a103      434    11,102  Sole         11,102
BED BATH & BEYOND INC.                      Com 075896100   17,195   507,235  Sole        507,235
BELLSOUTH CORP.                             Com 079860102       20       515  Sole            515
BERKSHIRE HATHAWAY INC. CL B                Com 084670207       25        10  Sole             10
BISYS GROUP INC.                            Com 055472104   23,109   361,130  Sole        361,130
BOEING CO.                                  Com 097023105       16       415  Sole            415
BP PLC ADR                                  Com 055622104      212     4,558  Sole          4,558
BRINKER INTERNATIONAL INC.                  Com 109641100   10,072   338,450  Sole        338,450
BRISTOL MYERS SQUIBB                        Com 110122108      250     4,910  Sole          4,910
CABLE DESIGN TECH CORP.                     Com 126924109      103     7,500  Sole          7,500
CARDINAL HEALTH INC.                        Com 14149Y108      340     5,255  Sole          5,255
CHEVRONTEXACO                               Com 166764100      106     1,181  Sole          1,181
CHUBB CORP.                                 Com 171232101       41       600  Sole            600
CINTAS CORP.                                Com 172908105      632    13,170  Sole         13,170
CISCO SYS INC.                              Com 17275r102    9,726   537,032  Sole        537,032
CITIGROUP INC.                              Com 172967101      153     3,037  Sole          3,037
CMGI INC.                                   Com 125750109        0        58  Sole             58
COCA COLA CO.                               Com 191216100      292     6,190  Sole          6,190
COMDISCO INC.                               Com 200336105        0       800  Sole            800
CV THERAPEUTICS INC.                        Com 126667104       16       299  Sole            299
CVS CORP.                                   Com 126650100       97     3,288  Sole          3,288
DANAHER CORP.                               Com 235851102      133     2,200  Sole          2,200
DEVRY INC.                                  Com 251893103   20,703   727,690  Sole        727,690
DISNEY WALT CO.                             Com 254687106       45     2,190  Sole          2,190
DOLLAR GEN CORP.                            Com 256669102   16,671 1,118,880  Sole      1,118,880
DOVER CORP.                                 Com 260003108      185     5,000  Sole          5,000
DOW CHEM CO.                                Com 260543103       17       495  Sole            495
DU PONT E I DE NEMOURS                      Com 263534109      112     2,626  Sole          2,626
EBAY INC.                                   Com 278642103        7       100  Sole            100
EXPRESS SCRIPTS INC. CL A                   Com 302182100   25,280   540,635  Sole        540,635
EXXON MOBIL CORP.                           Com 30231G102      371     9,444  Sole          9,444
FASTENAL CO.                                Com 311900104      576     8,678  Sole          8,678
FEDERAL NATL MTG ASSN                       Com 313586109      192     2,410  Sole          2,410
FIFTH THIRD BANCORP                         Com 316773100   24,895   405,926  Sole        405,926
FISERV INC.                                 Com 337738108   27,037   638,876  Sole        638,876
FLEETBOSTON FINL CORP.                      Com 339030108       15       423  Sole            423
FREDDIE MAC                                 Com 313400301       13       200  Sole            200
FUJISAWA PHARMACEUTICAL                     Com J15162118       41     1,835  Sole          1,835
GANNETT INC.                                Com 364730101      101     1,500  Sole          1,500
GENERAL DYNAMICS CORP.                      Com 369550108       31       385  Sole            385
GENERAL ELEC CO.                            Com 369604103      868    21,654  Sole         21,654
GENERAL MOTORS CORP CL H NEW                Com 370442832        4       276  Sole            276
GENERAL MTRS CORP.                          Com 370442105       13       264  Sole            264
GLOBAL CROSSING LTD.                        Com G3921A100        1     1,000  Sole          1,000
HARLEY-DAVIDSON                             Com 412822108    1,568    28,876  Sole         28,876
HARTFORD FINL SVCS                          Com 416515104       17       264  Sole            264
HCA INC.                                    Com 404119109       32       830  Sole            830
HEALTH MGMT ASSOC INC. CL A                 Com 421933102   14,935   811,705  Sole        811,705
HEWLETT PACKARD CO.                         Com 428236103       27     1,300  Sole          1,300
HOME DEPOT INC.                             Com 437076102      331     6,487  Sole          6,487
HOUSEHOLD INTL INC.                         Com 441815107      975    16,820  Sole         16,820
ILLINOIS TOOL WKS INC.                      Com 452308109    1,014    14,967  Sole         14,967
INTEL CORP.                                 Com 458140100      194     6,173  Sole          6,173
INTERNATIONAL BUS MACH                      Com 459200101       90       746  Sole            746
J D S UNIPHASE CORP.                        Com 46612j101        1       100  Sole            100
JOHNSON & JOHNSON                           Com 478160104      369     6,240  Sole          6,240
JOHNSON CONTROLS                            Com 478366107       18       224  Sole            224
KIMBERLY CLARK CORP.                        Com 494368103       83     1,381  Sole          1,381
KOHLS CORPORATION                           Com 500255104       15       220  Sole            220
LINCOLN NATIONAL CORP.                      Com 534187109       38       788  Sole            788
LOWE'S COS. INC.                            Com 548661107        9       200  Sole            200
M B I A INC.                                Com 55262C100      161     3,000  Sole          3,000
M B N A CORP.                               Com 55262L100      174     4,939  Sole          4,939
MACDERMID INC.                              Com 554273102       61     3,600  Sole          3,600
MARSH & MCLENNAN COS. INC.                  Com 571748102       32       300  Sole            300
MARSHALL & ILSLEY CORP.                     Com 571834100    4,707    74,385  Sole         74,385
MCGRAW HILL COMPANIES INC.                  Com 580645109       21       340  Sole            340
MEDTRONIC INC.                              Com 585055106        3        66  Sole             66
MELLON FINL CORP.                           Com 58551A108        4       102  Sole            102
MERCK & CO. INC.                            Com 589331107      317     5,390  Sole          5,390
MERCURY GENERAL CORP. NEW                   Com 589400100      175     4,000  Sole          4,000
METRO AIRLINES INC.                         Com 591905203        0        11  Sole             11
MGIC INVT CORP WIS                          Com 552848103   19,760   320,150  Sole        320,150
MICROSOFT CORP.                             Com 594918104      285     4,308  Sole          4,308
MINNESOTA MNG & MFG CO.                     Com 604059105       35       300  Sole            300
MOLEX INC CL A                              Com 608554200      105     3,885  Sole          3,885
NEUROCRINE BIOSCIENCES                      Com 64125C109       17       332  Sole            332
NORSTAN, INC.                               Com 656535101        4       688  Sole            688
NORSTAR GROUP INC.                          Com 656541208        0     2,000  Sole          2,000
NORTHERN TR CORP.                           Com 665859104      253     4,200  Sole          4,200
OSMONICS INC.                               Com 688350107        4       300  Sole            300
PEPSICO INC.                                Com 713448108      234     4,803  Sole          4,803
PFIZER INC.                                 Com 717081103      687    17,249  Sole         17,249
PHILIP MORRIS COMPANIES INC.                Com 718154107       47     1,034  Sole          1,034
PROCTER & GAMBLE CO.                        Com 742718109      147     1,864  Sole          1,864
PROGRESSIVE CORP. OHIO                      Com 743315103       22       145  Sole            145
PUBLIC SERVICE ENTERPRISE GRP INC.          Com 744573106        4       100  Sole            100
QWEST COMMUNICATIONS                        Com 749121109        3       212  Sole            212
ROYAL DUTCH PETROLEUM NY REGISTRY PAR 1.25  Com 780257804      712    14,521  Sole         14,521
SAMARITAN PHARMACEUTICALS                   Com 79586Q108        0       300  Sole            300
SBC COMMUNICATIONS INC.                     Com 78387G103      110     2,800  Sole          2,800
SCHERING PLOUGH CORP.                       Com 806605101      852    23,800  Sole         23,800
SCHLUMBERGER LTD.                           Com 806857108       33       600  Sole            600
SCHWAB CHARLES CP NEW                       Com 808513105    1,647   106,447  Sole        106,447
SENSIENT TECHNOLOGIES CORP.                 Com 81725t100      434    20,874  Sole         20,874
SOUTHWEST AIRLINES CO.                      Com 844741108       11       604  Sole            604
STRYKER CORP.                               Com 863667101      583     9,980  Sole          9,980
SUNGARD DATA SYS INC.                       Com 867363103   10,235   353,770  Sole        353,770
SUNRISE TECHNOLOGIES INTL INC.              Com 86769L103        0     1,000  Sole          1,000
SYSCO CORP.                                 Com 871829107       94     3,600  Sole          3,600
TENET HEALTHCARE CORP.                      Com 88033G100       31       526  Sole            526
TOLL BROTHERS INC.                          Com 889478103   25,812   587,970  Sole        587,970
TRIBUNE CO NEW                              Com 896047107       37     1,000  Sole          1,000
TYCO INTL LTD NEW                           Com 902124106    2,798    47,500  Sole         47,500
UNITED PARCEL SERVICE INC.                  Com 911312106    1,043    19,130  Sole         19,130
UNIVERSAL HLTH SVCS CL B                    Com 913903100   19,332   451,890  Sole        451,890
VERIZON COMMUNICATIONS                      Com 92343V104      284     5,991  Sole          5,991
VIACOM INC CL B                             Com 925524308       57     1,287  Sole          1,287
VODAFONE GROUP PLC SPONSORED ADR            Com 92857t107       15       600  Sole            600
WACHOVIA CORP.                              Com 929903102       31     1,000  Sole          1,000
WAL MART STORES INC.                        Com 931142103      773    13,438  Sole         13,438
WALGREEN CO.                                Com 931422109      952    28,288  Sole         28,288
WATERS CORP.                                Com 941848103    9,951   256,800  Sole        256,800
WORLD WIDE WIRELESS COMMUNICATIONS INC.     Com 98155Q109        0       250  Sole            250
TRI CONTL CORP CLOSED END FUND              Com 895436103       34     1,834  Sole          1,834

                                                           305,507